SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of us and our wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles requires us to make estimates and assumptions that affect the amounts reported in our financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: impairment of assets and other than temporary impairments of uncollectible securities, the amount of uncollectible accounts and accounts receivable, the amount to be paid for certain liabilities, including contingent liabilities, the amount of costs to be capitalized in connection with the construction of our newbuildings and the lives of our vessels. Actual results could differ from those estimates.

Fair values
Fair values
We have determined the estimated fair value amounts presented in these consolidated financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that we could realize in a current market exchange. Estimating the fair value of assets acquired and liabilities assumed in a business combination requires the use of estimates and significant judgments, among others, the following: the market assumptions used when valuing acquired time charter contracts, the expected revenues earned by vessels held under capital lease and the operating costs (including dry docking costs) of those vessels and the discount rate used in cash flow based valuations, The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Reporting and functional currency and Foreign currency
Reporting and functional currency
Our functional currency is the United States dollar as all revenues are received in United States dollars and a majority of our expenditures are made in United States dollars. We and our subsidiaries report in United States dollars.

Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenue and expense recognition

Revenue Recognition
Our shipping revenues are primarily generated from time charters and voyage charters. In a time charter voyage, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. Generally, the charterer has the discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such as that the vessel is sent only to safe ports by the charterer and carries only lawful or non hazardous cargo. In a time charter contract, we are responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges, canal tools during the hire period. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. The time charter contracts are considered operating leases because (i) the vessel is an identifiable asset (ii) we do not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter charter revenues are recorded over the term of the charter as a service is provided. When a time charter contract is linked to an index, we recognize revenue for the applicable period based on the actual index for that period.

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration for such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or "dead" freight. The voyage charter party generally has standard payment terms of 90/95% freight paid within three to five days after completion of loading. The voyage charter party generally has a "demurrage" or "despatch" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as demurrage revenue. Conversely, the charterer may be given credit if the loading/discharging activities happen within a shorter period than the allowed laytime, which is despatch and results in a reduction in revenue. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo.

We have determined that our voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified period. Therefore, the performance obligation is met evenly as the voyage progresses, and the revenue is recognized on a straight line basis over the voyage days from the commencement of loading to completion of discharge.

The voyage charters generally have variable consideration in the form of demurrage or despatch, which is recognized as we satisfy the performance obligations under the contract. We estimate demurrage or despatch at contract inception using either the expected value or most likely amount approaches. Such estimate is reviewed and updated over the term of the voyage charter contract.

In a voyage contract, we bear all voyage related costs such as fuel costs, port charges and canal tolls. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as we satisfy the performance obligations under the contract. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period. Costs related to the voyage which are incurred during the period between loading and discharging the cargo, are expensed as incurred.

For our vessels operating under revenue sharing agreements, or in pools, revenues and voyage expenses are pooled and allocated to each pool’s participants on a time charter equivalent income (“TCE”) basis in accordance with an agreed-upon formula. Revenues generated through revenue sharing agreements are presented gross when we are considered the principal under the charter parties with the net income allocated under the revenue sharing agreement presented as other operating income, net. For revenue sharing agreements that meet the definition of a lease, we account for such contracts as variable rate operating leases and recognize revenue for the applicable period based on the actual net revenue distributed by the pool.

Other revenues primarily comprise revenues earned from the commercial management of related party vessels. Other revenues are recognized on an accruals basis as the services are provided and performance obligations are met.

With reference to Note 3, we adopted the provisions of ASC 606 Revenue from Contracts with Customers on January 1, 2018 using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. Prior to the adoption of ASC 606 Revenue from Contracts with Customers, voyage revenues were recognized ratably over the estimated length of each voyage and, therefore, were allocated between reporting periods based on the relative transit time in each period. Voyage expenses were recognized as incurred. We used a discharge-to-discharge basis in determining percentage of completion for all voyage charters whereby we recognize revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, we did not recognize revenue if a charter was not contractually committed to by a customer and us, even if the vessel discharged its cargo and was sailing to the anticipated load port on its next voyage.

Charterhire expense and Contingent rental expense (income)
Charter hire expense
Charter hire expense is charged to the consolidated statement of operations on a straight-line basis over the lease term.

Contingent rental expense (income)
Any contingent elements of rental expense (income), such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.

Gain (loss) on sale of assets and amortization of deferred gains
Gain (loss) on sale of assets and amortization of deferred gains
Gain (loss) on sale of assets and amortization of deferred gains include losses from the sale of vessels and the amortization of deferred gains. Gains (losses) from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel.

A deferred gain arises when we enter into a sale-leaseback transaction regarding a vessel and we do not relinquish the right to substantially all of the remaining use of the vessel. This deferred gain will be amortized in proportion to the gross rental payments over the minimum term of the lease.

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. We recognize the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Impairment of vessels and newbuildings
Impairment of vessels and newbuildings
The carrying values of our long-lived assets and newbuildings under construction are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand vessel values. We assess recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future undiscounted cash flows expected to result from the asset, including any remaining construction costs for newbuildings, and eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Fair value is estimated based on values achieved for the sale/purchase of similar vessels and appraised valuations. In addition, vessels to be disposed of by sale are reported at the lower of their carrying amount or fair value less estimated costs to sell.

Interest expense
Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at our current rate of borrowing. The capitalization of interest expenses ceases when the newbuilding is considered substantially completed. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate (the "capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Earnings per share
Earnings per share
Basic earnings per share is computed based on the income available to common stockholders and the weighted average number of shares outstanding. Treasury shares are weighted for the portion of the period they are outstanding. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments.

Cash and cash equivalents
Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash.

Restricted cash
Restricted cash
Restricted cash comprises collateral deposits for derivative trading, and the minimum balance that must be maintained at all times in accordance with our loan agreements with various banks.

Marketable securities
Marketable securities
Our marketable securities are investments in equity securities with readily determinable fair values. These investments are measured at fair value and any resulting unrealized gains and losses are recorded in the consolidated statement of operations. Prior to the adoption of ASU 2016-01 Financial instruments in 2018, our marketable securities were considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses were recorded as a separate component of other comprehensive income in equity unless the securities were considered to be other than temporarily impaired, in which case unrealized losses were recorded in the consolidated statement of operations as impairment loss on marketable securities. The cost of available for sale securities was calculated on an average cost basis.

Derivatives
Derivatives
Our derivative instruments include interest-rate swaps, foreign currency swaps, forward freight agreements and bunker derivatives. These derivatives are considered to be economic hedges. However, none of these derivative instruments have been designated as hedges for accounting purposes. These transactions involve the conversion of floating rates into fixed rates over the life of the transactions without changes in the fair values are recognized as assets or liabilities. Changes in the fair value of these derivatives are recorded in Gain (loss) on derivatives in our consolidated statement of operations. Cash outflows and inflows resulting from economic derivative contracts are presented as cash flows from operations in the consolidated statement of cash flows.

Financial instruments
Financial instruments
In determining the fair value of our financial instruments, we use a variety of methods and assumptions that are based on market conditions and risks, including determining the impact of nonperformance risks, existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Receivables
Receivables
Trade receivables, other receivables and long term receivables are presented net of allowances for doubtful balances. If trade accounts receivable become uncollectible, they are charged as an operating expense. Losses from uncollectible receivables are accrued when collection of the invoiced revenues is not assured. We make a judgment with regards to whether or not this should be recognized as income and if collection is not reasonably assured, no revenue will be recognized until cash has been received. These conditions are considered in relation to individual receivables or in relation to groups of similar types of receivables.

Interest income on interest bearing receivables is recognized on an accrual basis using prevailing contractual interest rates.

Losses from uncollectable receivables
Receivables
Trade receivables, other receivables and long term receivables are presented net of allowances for doubtful balances. If trade accounts receivable become uncollectible, they are charged as an operating expense. Losses from uncollectible receivables are accrued when collection of the invoiced revenues is not assured. We make a judgment with regards to whether or not this should be recognized as income and if collection is not reasonably assured, no revenue will be recognized until cash has been received. These conditions are considered in relation to individual receivables or in relation to groups of similar types of receivables.

Interest income on interest bearing receivables is recognized on an accrual basis using prevailing contractual interest rates.

Inventories	Inventories Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Vessels and depreciation
Vessels and depreciation
Vessels are stated at cost less accumulated depreciation. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. The useful life of each vessel is deemed to be 25 years. The residual value is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the 10 year historical average up to the date we take ownership of the vessel, across the three main recycling markets (Far East, Indian sub-continent and Bangladesh). Residual values are reviewed annually.

Vessels and equipment under capital lease
Vessels and equipment under capital lease
We charter in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where we have substantially all the risks and rewards of ownership, are classified as capital leases. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the Consolidated Statement of Operations over the lease period. Our one outstanding capital lease was acquired as a result of the Merger and recorded at fair value.

Depreciation of vessels and equipment under capital lease is included within "Depreciation" in the consolidated statement of operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a capital lease.

Newbuildings
Newbuildings
The carrying value of the vessels under construction ("Newbuildings") represents the accumulated costs to the balance sheet date which we have had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Value of long term charter contracts
Value of long term charter contracts
We account for the fair value of acquired long term charter contracts, as either a separate asset or liability. The fair value is calculated as the net present value of the difference in cash flows arising over the period of the contract when the expected cash flows from the contract are compared to expected cash flows from comparable contracts at the acquisition date. An asset is recorded for contracts, which are favorable to us and a liability has been recorded for contracts, which are unfavorable to us.

The amortization of time charter out contracts is recorded and presented under time charter revenues and the amortization of time charter in contracts is amortized and presented under charter hire expenses in the consolidated statement of operations.

Equity method investments
Equity method investments
Investments in companies over which we have the ability to exercise significant influence but do not control are accounted for using the equity method. We record our investments in equity-method investees in the consolidated balance sheets as "Investment in associated companies" and our share of the investees' earnings or losses in the consolidated statements of operations as "Share in results of associated companies". The excess, if any, of purchase price over book value of our investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies".

The carrying values of equity method investments are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand vessel values. We assess recoverability of the carrying value of each individual equity method investments by estimating the fair value of the net assets of the company. An impairment loss is recorded equal to the difference between the investments carrying value and fair value. Fair value of investment is estimated based on values achieved for the sale/purchase of similar vessels and appraised valuations of the investments underlying assets.

Convertible bond
Convertible bond
In January 2014, the Former Golden Ocean issued a $200 million convertible bond, which we assumed at the time of the Merger. It includes a loan component and an option to convert the loan to shares, which has not been bifurcated from the loan component and accounted for separately as it is indexed to our shares and would be classified as shareholders equity if it were a free standing derivative. The fair value of the convertible bond was determined to be $161.2 million at the time of the Merger based on the quoted price of 80.6%. The difference of $38.8 million is being amortized over the remaining life of the bond, and recorded as interest expense. A reacquisition of our outstanding debt securities is considered an extinguishment and the difference between the reacquisition price of debt and the net carrying amount of the extinguished debt is recognized in the consolidated statements of operations.

Deferred charges
Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Amortization of deferred charges is included in interest expense. Debt issuance costs are presented in the balance sheet as a direct deduction from the carrying amount of the related debt.

Distributions to shareholders
Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Stock-based compensation
Stock-based compensation
Stock based compensation represents the cost of vested and non-vested shares and share options granted to employees and to directors, for their services, and is included in “General and administrative expenses” in the consolidated statements of operations. The fair value of share options grants is determined with reference to option pricing models, and depends on the terms of the granted options. The fair value is recognized (generally as compensation expense) over the requisite service period for all awards that vest based on the ’straight-line method’ which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.

Other comprehensive income (loss)
Other comprehensive income (loss):
The statement of other comprehensive income/(loss) presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of accumulated other comprehensive income/(loss) on the face of the statement in which the components of other comprehensive income/(loss) are presented or in the notes to the financial statements. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income/(loss), items of other comprehensive income/(loss) (“OCI”) and total comprehensive income/(loss) in two separate and consecutive statements.

Recently Issued Accounting Standards
RECENTLY ISSUED ACCOUNTING STANDARDS

Accounting Standards Updates, not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), and has since modified the standard with several ASUs (collectively, the new lease standard). The standard is effective for us, and we will adopt the standard from January 1, 2019.

The new lease standard requires most lessees to report a right-of-use asset and a lease liability. The income statement recognition is similar to existing lease accounting and is based on lease classification. The new lease standard requires lessees and lessors to classify most leases using principles similar to existing lease accounting. For lessors, the new lease standard modifies the classification criteria and the accounting for sales-type and direct financing leases. The new lease standard provides entities two options for applying the modified retrospective approach, either (1) retrospectively to each prior reporting period presented in the financial statements with the cumulative-effect adjustment recognized at the beginning of the earliest comparative period presented or (2) retrospectively at the beginning of the period of adoption (January 1, 2019) through a cumulative-effect adjustment. We plan to adopt the standard by recognizing and measuring leases at the adoption date with a cumulative effect of initially applying the guidance recognized at the date of initial application.

The new standard provides for a number of optional practical expedients in transition. We expect to elect the “package of practical expedients” and as a result we would not be required to reassess under the new standard our prior accounting conclusions about lease identification, lease classification and initial direct costs. We do not expect to elect the use of hindsight for determining the reasonably certain lease term. We do not expect to elect the practical expedient pertaining to land easements as it is not applicable to us.

We expect the most significant judgments and impacts upon adoption of the standard to include the following items:

•
Upon adoption on January 1, 2019, we will recognize right-of-use assets and lease liabilities that have not previously been recorded. The lease liability for operating leases is based on the net present value of future minimum lease payments. The right-of-use asset for operating leases is based on the lease liability adjusted for the reclassification of certain balance sheet amounts such as deferred rent and prepaid rent. In addition, a liability of $4.1 million related to an unfavorable contract previously recognized as part of a business combination is expected to be derecognized and the right-of-use asset adjusted correspondingly. A deferred gain of $2.5 million from a sale and leaseback transaction in 2015 is expected to be recognized as a cumulative-effect adjustment to equity. Deferred and prepaid rent will not be presented separately after the adoption of the new lease standard.

•	The cumulative effects of initially applying the new lease standard on January 1, 2019 and for fiscal year 2019 is expected to be as follows:

•
The cumulative effect of initially applying the new lease standard on January 1, 2019 is estimated to be an increase in total assets of $170 million to $220 million and increase in total liabilities of $170 million to $220 million. The adoption of the standard is expected to have limited impact on total equity.

•	The aggregate impact is expected to result in an increase in Total operating expenses of $1 million to $10 million and a decrease in Net income of $1 million to $10 million in fiscal year 2019.

The new lease standard provides practical expedients and policy elections for an entity’s ongoing accounting. We do not expect to elect the practical expedient to not separate lease and non-lease components for all of our leases where we are the lessee. We will elect the short-term lease recognition exemption, which includes the recognition of right-of-use assets and lease liabilities for existing short-term leases at transition.

For arrangements where we are the lessor, we do not expect the adoption of the new lease standard to have a material impact on our financial statements as all of our leases are operating leases. The new lease standard provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. When a lessor, we will elect this expedient for our time charter contracts and thus not separate the non-lease component, or service element, from the lease. The adoption of the standard is also expected to impact the calculation of our value adjusted equity over value adjusted total assets financial covenants and our positive working capital financial covenants, as defined in the loan agreements of our loan facilities, as total assets and liabilities will increase with the adoption of the standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share, Distinguishing Liabilities from Equity, and Derivatives and Hedging , which changes the classification of certain equity-linked financial instruments with down round features. As a result, a free standing equity-linked financial instrument or an embedded conversion option would not be accounted for as a derivative liability at fair value as a result of existence of a down round feature. For freestanding equity classified financial instruments, the amendment requires the entities to recognize the effect of the down round feature when triggered in its earnings per share calculations. The standard is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. We are currently not expecting any material impact as a result of the adoption of this accounting standard on our consolidated financial statements.

In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging, which is intended to align the results of the cash flow and fair value hedge accounting with the risk management activities of an entity. The amendments expand the hedge accounting for both financial and non-financial risk components and they reduce the operational burden of applying hedge accounting. The amendment enables the financial statements to reflect accurately the intent and outcome of its hedging strategies. The standard requires a modified retrospective transition method in which we will recognize the cumulative effect of the change on the opening balance of each affected component of equity in the consolidated balance sheet as of the date of adoption. The Standard is effective for fiscal years beginning after December 15, 2018, and interim periods with those fiscal years. We are currently not expecting any material impact as a result of adoption of this accounting standard on our consolidated financial statements as we do not apply hedge accounting of our derivatives.

In August 2018, the FASB issued ASU No. 2018-13, Fair value measurement (Topic 820), which is intended to streamline the disclosures requirements on fair value measurements. Disclosures such as the amounts of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the valuation process for Level 3 fair value measurements were removed. Additional disclosures such as disclosure about changes in unrealized gains and losses included in the other comprehensive income for Level 3 fair value measurements, the range and weighted average of significant unobservable inputs used for Level 3 fair value measurements are required to be reported by the public entities. The amendment is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. We are currently evaluating the impact of the adoption of the accounting standard on our consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808), to provide clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The accounting update is effective January 1, 2020 and early adoption is permitted. We are currently evaluating the impact of the adoption of the accounting standard on our consolidated financial statements.

Accounting Standards Updates, recently adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers ("ASC 606"), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. Under ASC 606, an entity is required to perform the following five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations of the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfied a performance obligation. Additionally, the guidance requires improved disclosures as to the nature, amount, timing and uncertainty of revenue that is recognized.

We adopted the provisions of ASC 606 on January 1, 2018 using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. Under the modified retrospective approach, we recognized the cumulative effect of adopting this standard as a net adjustment amounting to $5.7 million to increase the opening balance of Accumulated Deficit as of January 1, 2018.

The time charter contracts are considered operating leases and therefore do not fall under the scope of ASC 606 because (i) the vessel is an identifiable asset (ii) we do not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter contracts continue to be accounted as operating leases in accordance with ASC 840 Leases and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts.

The new guidance also specifies revised treatment for certain contract related costs, being either incremental costs to obtain a contract, or cost to fulfill a contract. Under the new guidance, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. The guidance also provides a practical expedient whereby an entity may recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. Cost to fulfill a contract must be capitalized if they meet certain criteria.

Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. When voyage revenues become billable, the receivable is recognized as "Trade accounts receivable, net". If at the reporting period the billable amount under the charter party exceeds the accrued revenue for a specific ongoing voyage, such an amount, or contract liability, would be recognized as deferred charter revenue under other current liabilities.

ASC 606 has been applied to those contracts that were not completed at the date of initial application. The cumulative effect of the adjustments made to our consolidated statement position at January 1, 2018 from the adoption of ASC 606 was as follows:
Consolidated Balance Sheet

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	9,062	(3,584)	5,478
Other current assets (1)	25,437	2,554	27,991
Total assets	2,870,058	(1,030)	2,869,028

Liabilities
Other current liabilities (2)	32,089	4,668	36,757
Total liabilities	1,376,009	4,668	1,380,677

Stockholders' equity
Accumulated deficit	(351,903)	(5,698)	(357,601)
Total stockholder's equity	1,494,049	(5,698)	1,488,351
(1) Under ASC 606, the contract fulfillment costs are deferred as a current asset and amortized as the related performance obligations are satisfied. The adjustment to other current assets consists of primarily bunker expenses incurred to arrive at the load port for the voyages in progress as of January 1, 2018, and which were expensed in the first quarter of 2018.
(2) Under ASC 606, the adjustment under other current liabilities represents deferred charter revenue for consideration received or billed for undelivered performance obligations. As of January 1, 2018, we recorded a total adjustment of $8.3 million as unearned revenue related to ongoing voyages at period end, whereof $3.6 million and $4.7 million were credited to voyages in progress and other current liabilities, respectively. We recognized this revenue in the first quarter of 2018 as the performance obligations were met.

The impact of the adoption of ASC 606 on our consolidated balance sheets, consolidated income statements of operations and consolidated statements of cash flow for 2018 were as follows:
Consolidated Balance Sheet

	As of December 31, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	2,808	3,695	6,503
Other current assets	26,667	(2,289)	24,378
Total assets	2,951,354	1,406	2,952,760

Liabilities
Other current liabilities	28,398	(3,647)	24,751
Total liabilities	1,427,842	(3,647)	1,424,195
Stockholders' equity
Accumulated deficit	(267,744)	5,053	(262,691)
Total stockholder's equity	1,523,512	5,053	1,528,565
Consolidated Statements of Operations

	For the year ended December 31, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Voyage charter revenues	322,804	(911)	321,893

Voyage expenses and commission	162,037	265	162,302

Net income (loss)	84,535	(646)	83,889

Basic and diluted income (loss) per share	$0.59	$—	$0.59
Consolidated Statements of Cash Flows

	For the year ended December 31, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Net income (loss)	84,535	(646)	83,889
Change in operating assets and liabilities, other	102,011	646	102,657
Net cash provided by operating activities	186,546	—	186,546

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. In 2018, we amortized an aggregate of $21.3 million of capitalized voyage expenses, or contract assets classified as other current assets. No impairment losses were recognized in the period.

In accordance with ASC 606, we have applied the practical expedient not to disclose the remaining performance obligations of a contract given that the original expected contract duration is less than one year. In accordance with ASC 606, we have applied the available exemptions not to disclose the nature of performance obligations and the remaining duration of performance obligations.

In January 2016, the FASB issued ASU 2016-01 Financial instruments, Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. As a result of the adoption of the standard, we present the change in the fair value of our marketable equity securities in our consolidated statements of operations. In our opening balance at January 1, 2018, we recognized a decrease of $5.3 million in accumulated deficit with a corresponding change in other comprehensive income. In 2018, we recognized a mark to market loss of $4.0 million of these equity securities.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230): Classification of certain cash receipts and cash payments. This ASU addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this Update were applied using a retrospective transition method to each period presented. Other than presentation of certain distributions from equity method investments, previously presented as cash provided by investing activities, of $0.3 million and $0.3 million in 2017 and 2016, respectively, and currently presented as cash provided by operating activities, the adoption of this Update did not have a significant impact on these consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of cash flows (Topic 230): Restricted Cash. The new standard requires that the statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this Update were applied using a retrospective transition method to each period presented. As a result of the adoption of the standard, we have classified restricted cash as a component of cash, cash equivalents and restricted cash in the consolidated statements of cash flows for all periods presented. In our beginning of period 2018, 2017 and 2016 balances, restricted cash of $63.0 million, $54.1 million and and $48.9 million, respectively, have been aggregated with cash and cash equivalents in the beginning of period line items at the bottom of the statements of cash flows for each period presented. Also as a result of the updated presentation requirements for previous years, net cash used in investing activities in 2017 and 2016 decreased by $8.8 million and $5.2 million, respectively. Refer also to "Note 10 Cash, cash equivalents and restricted cash" for the reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. The update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this Update did not have a material impact on our consolidated financial statements and related disclosures upon adoption.